SCHWAB ANNUITY PORTFOLIOS
Schwab® VIT Balanced Portfolio
Schwab® VIT Balanced with Growth Portfolio
Schwab® VIT Growth Portfolio
(the funds)
Supplement dated December 1, 2025, to the funds’ currently effective
Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the
Statutory Prospectus and SAI and should be read in conjunction with these documents.
Effective December 1, 2025, all references to Drew Hayes in the funds’ Statutory Prospectus and SAI are hereby deleted in their entirety.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
REG129472-00 (12/25)
00320769